SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Summary of Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2018	Nov. 30, 2016
Stockholders' Equity Note [Abstract]
Common shares, authorized (in shares)	300,000,000	300,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	$ 3,000	$ 3,000
Share capital, shares issued (in shares)	138,562,173	138,562,173
Common stock, value, issued	$ 1,386	$ 1,386
Treasury stock	$ (10,200)